CONVERTIBLE DEBENTURES PAYABLE (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Debt Instruments [Abstract]
Interest expense	$ 605,839	$ 303,936
Interest accretion	449,096	0
Amortization of debt discounts	621,274	630,992
Amortization	$ 1,676,209	$ 934,928